Stock-based Compensation (Details) - Schedule of the option activity of the Plan - Vicarious Surgical US Inc. [Member] - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based Compensation (Details) - Schedule of the option activity of the Plan [Line Items]
Options outstanding, Beginning		2,695,482	2,438,157	1,407,669
Exercise Price outstanding, Beginning		$ 1.01	$ 0.86	$ 0.51
Remaining Contractual Life (in Years), outstanding, Beginning			8 years 4 months 24 days	6 years 8 months 26 days
Options, Granted	89,000	1,148,758,000	1,035,615	1,188,093
Exercise Price, Granted			$ 1.34	$ 1.22
Remaining Contractual Life (in Years), Granted			9 years 9 months 7 days	9 years 7 months 13 days
Options, Exercised			(132,456)	(77,605)
Exercise Price, Exercised			$ 0.32	$ 0.39
Remaining Contractual Life (in Years), Exercised			3 years 25 days	5 years 6 months 25 days
Options, Repurchased, cancelled, forfeited, or expired			(645,834)	(80,000)
Exercise Price, Repurchased, cancelled, forfeited, or expired			$ 1.1	$ 0.73
Remaining Contractual Life (in Years), Repurchased, cancelled, forfeited, or expired
Options outstanding, Ending			2,695,482	2,438,157
Exercise Price outstanding, Ending			$ 1.01	$ 0.86
Remaining Contractual Life (in Years), outstanding, Ending			7 years 10 months 20 days
Options, Options vested			1,178,984
Exercise Price, Options vested			$ 0.68
Remaining Contractual Life (in Years), Options vested			6 years 21 days
Options, Options vested and expected to vest			2,695,482
Exercise Price, Options vested and expected to vest			$ 1.01
Remaining Contractual Life (in Years), Options vested and expected to vest at December			7 years 10 months 20 days